Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Receivables - Accounts receivables-net [Text Block]	Philips Group Accounts receivables-net in millions of EUR
	2020	2021
Diagnosis & Treatment	1,653	1,759
Connected Care	1,124	980
Personal Health	1,017	575
Other	133	245
Accounts receivable-net	3,928	3,559

Receivables - Aging analysis [Text Block]	Philips Group Aging analysis in millions of EUR
	2020	2021
current	3,413	3,075
overdue 1-30 days	189	160
overdue 31-180 days	224	245
overdue > 180 days	102	79
Accounts receivable-net	3,928	3,559

Receivables - Allowance for accounts receivable [Text Block]

Philips Group

Allowance for accounts receivable

in millions of EUR

	2020	2021
Balance as of January 1	211	195
Additions charged to expense	19	4
Deductions from allowance1)	(17)	(17)
Transfer to assets held for sale	(1)	(8)
Other movements	(16)	16
Balance as of December 31	195	190
1)Write-offs for which an allowance was previously provided.